Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax

NOTE 17 - INCOME TAX

The provision (credit) for income taxes includes these components:

	2014	2013
Currently payable:
Federal	$57,571	$(130,581)
State	50,781	14,879
Deferred:
Federal	(32,777)	(130,766)
State	(10,860)	63,206

Income tax expense (benefit)	$64,715	$(183,262)

The following temporary differences gave rise to the deferred tax asset (liability) at December 31:

	2014	2013
Allowance for loan losses	$714,992	$732,689
Deferred loan fees	48,070	45,189
Accrued interest on nonperforming loans	212,080	202,119
Deferred compensation	58,436	59,119
Depreciation	(192,642)	(223,962)
Amortization	16,429	30,511
Goodwill	(298,134)	(260,867)
AMT	1,199,542	1,005,207
Deferred state income tax	(35,856)	(32,164)
Federal NOL	92,700	-

Total deferred tax asset - federal	1,815,617	1,557,841
Total deferred tax asset - state	105,460	94,599

	1,921,077	1,652,440
Deferred tax assets (liabilities) arising from market adjustments of securities available for sale:
Federal	(429,917)	1,400,227
State	(73,593)	239,690

Net deferred tax asset before valuation allowance	1,417,567	3,292,357

Valuation Allowance
Beginning balance	-	-
Increase during the period	(225,000)	-

Ending balance	(225,000)	-

Net deferred tax asset	$1,192,567	$3,292,357

As of December 31, 2014, the Company had approximately $1,199,542 of alternative minimum tax credits available to offset future federal income taxes. The credits have no expiration date.

A reconciliation between the amount of reported income tax expense and the amount computed by applying the statutory federal income tax rate to income before income taxes for the year ended December 31 is as follows:

	2014		2013
	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$669,331	34.0%	$699,647	34.0%
Plus state income taxes net of federal tax benefits	22,874	1.2%	55,974	2.7%

	692,205	35.2%	755,621	36.7%
Increase (decrease) in taxes resulting from:
Tax exempt income	(787,536)	(40.0)%	(808,389)	(39.3)%
Nondeductible interest expense	17,286	0.9%	20,324	1.0%
Bank-owned life insurance	(36,628)	(1.9)%	(36,525)	(1.8)%
Changes in the deferred tax asset valuation allowance	76,500	3.9%	-	-
Other - net	102,888	5.2%	(114,293)	(5.5)%

Actual tax expense (benefit)	$64,715	3.3%	$(183,262)	(8.9)%